RELATED PARTY DISCLOSURES - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Nov. 30, 2022
Unsecured committed liquidity facility
Disclosure of transactions between related parties [line items]
Borrowings	£ 300	£ 600